Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests [Line Items]
Carrying amount of NCI (RM)	RM 94,158		RM 342,343
Profit/(Loss) allocated to NCI (RM)	1,702,468	$ 364,632	(199,479)	RM 184,198
Total comprehensive income/(loss) allocated to NCI (RM)	RM 1,702,468		RM (199,479)
ARB Robotic Group [Member]
Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)			5.00%
Carrying amount of NCI (RM)			RM 235,433
Profit/(Loss) allocated to NCI (RM)	1,716,222		235,648
Total comprehensive income/(loss) allocated to NCI (RM)	RM 1,716,222		RM 235,648
ARB WMS [Member]
Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)	49.00%	49.00%	49.00%
Carrying amount of NCI (RM)	RM 105,068		RM 103,372
Profit/(Loss) allocated to NCI (RM)	1,695		(36,587)
Total comprehensive income/(loss) allocated to NCI (RM)	RM 1,695		RM (36,587)
ARB Distribution [Member]
Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)	49.00%	49.00%	49.00%
Carrying amount of NCI (RM)	RM (12,310)		RM 3,138
Profit/(Loss) allocated to NCI (RM)	(15,448)		(201,809)
Total comprehensive income/(loss) allocated to NCI (RM)	RM (15,448)		RM (201,809)
Other individually immaterial subsidiaries [Member]
Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 1,400		RM 400
Profit/(Loss) allocated to NCI (RM)	(1)		(196,731)
Total comprehensive income/(loss) allocated to NCI (RM)	RM (1)		RM (196,731)